Share-Based Compensation - Allocation of compensation expenses and related tax effects from the RSUs granted to employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 533,916	$ 554,690	$ 518,142
Research and development	114,859	123,037	117,662
General and administrative	23,672	21,823	20,461
Sales and marketing	17,628	20,380	20,388
Income tax benefit	416	994	4,554
Restricted stock units [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues		56	112
Research and development	86	3,104	5,097
General and administrative	26	373	686
Sales and marketing	19	538	980
Total compensation from RSUs	131	4,071	6,875
Income tax benefit	$ 30	$ 894	$ 1,525